Risk Management and Use of Derivative Financial Instruments (Details 9)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties
Concentration Risk Percentage	10.00%
Retail
Risks and Uncertainties
Concentration Risk Percentage	20.00%
All other
Risks and Uncertainties
Concentration Risk Percentage	80.00%
Office
Risks and Uncertainties
Concentration Risk Percentage	29.00%
Industrial
Risks and Uncertainties
Concentration Risk Percentage	19.00%
Warehouse/Distribution
Risks and Uncertainties
Concentration Risk Percentage	15.00%
Retail
Risks and Uncertainties
Concentration Risk Percentage	14.00%
Self Storage
Risks and Uncertainties
Concentration Risk Percentage	10.00%
All other
Risks and Uncertainties
Concentration Risk Percentage	13.00%
California
Risks and Uncertainties
Concentration Risk Percentage	10.00%
Other US
Risks and Uncertainties
Concentration Risk Percentage	62.00%
US
Risks and Uncertainties
Concentration Risk Percentage	72.00%
Europe
Risks and Uncertainties
Concentration Risk Percentage	28.00%